LMCG Global MultiCap Fund
LMCG Global MultiCap Fund
Fees and Expenses
This table describes the expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LMCG Global MultiCap Fund		Investor Shares	Institutional Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	24.12%	24.12%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%
Total Annual Fund Operating Expenses		25.32%	25.07%
Fee Waiver and/or Expense Reimbursement	[3]	(23.77%)	(23.77%)
Net Annual Fund Operating Expenses		1.55%	1.30%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds" which generally includes investments in other mutual funds, exchange traded funds, hedge funds, private equity funds and other pooled investment vehicles. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include AFFE.
[3]	LMCG Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares and Institutional Shares to 1.45% and 1.20%, respectively, through at least July 31, 2015 (the "Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.